Organization	12 Months Ended
Dec. 31, 2015
Organization
Organization

1.         Organization

Heat Biologics, Inc. (“Heat” or “the Company”) was incorporated in 2008 pursuant to the laws of the state of Delaware. Heat is a development stage company focused on developing novel allogeneic, “off-the-shelf” cellular therapeutic vaccines to combat a wide range of cancers.  The Company currently has two drug candidates, one in a Phase 2 trial for bladder cancer, and one in a Phase 1b trial for non-small cell lung cancer.

Heat owns 92.5% interest in its subsidiary, Heat Biologics I, Inc. On May 30, 2012, Heat formed two-wholly owned subsidiaries, Heat Biologics III, Inc. (“Heat III”) and Heat Biologics, IV, Inc. (“Heat IV”). Heat formed Heat Biologics GmbH (Heat GmbH), a wholly-owned limited liability company, organized in Germany on September 11, 2012. Heat also formed Heat Biologics Australia Pty LTD, a wholly-owned proprietary company, registered in Australia on March 14, 2014.

Heat’s product candidates require clinical trials and approvals from regulatory agencies, as well as acceptance in the marketplace. Part of Heat’s strategy is to develop and commercialize some of its product candidates by continuing existing arrangements with academic and corporate collaborators and licensees and by entering into new collaborations.